Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions and Parent Company Equity

NOTE 12

Related Party Transactions

The unaudited Condensed Consolidated and Combined Financial Statements have been prepared on a stand-alone basis. However, prior to October 31, 2011, they were derived from the consolidated financial statements and accounting records of ITT.

Related Party Sales and Cost of Revenue

Historically, we sold certain inventory to other ITT businesses, which were included in total revenue and cost of product and service revenue in our unaudited Condensed Consolidated and Combined Statements of Operations. For the three months ended March 31, 2011, these amounts were not significant. The aggregate inventory on hand from other ITT businesses as of December 31, 2011 was not significant.

Allocation of General Corporate Expenses

Prior to October 31, 2011, these unaudited Condensed Consolidated and Combined Financial Statements included expense allocations for certain functions provided by ITT as well as other ITT employees not solely dedicated to Exelis, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, ethics and compliance, shared services, employee benefits and incentives, and share-based compensation. During the three months ended March 31, 2011, we were allocated $28 of general corporate expenses incurred by ITT, which is included within SG&A expenses in our unaudited Condensed Consolidated and Combined Statements of Operations.

Separation Agreements

Following the Spin-off, Exelis and ITT began operating independently of each other, and neither has any ownership interest in the other. In order to govern certain ongoing relationships between Exelis and ITT following the Spin-off and to provide mechanisms for an orderly transition, on October 25, 2011, Exelis, ITT, and Xylem Inc. executed the various agreements that will govern the ongoing relationships between and among the three companies after the Spin-off and provide for the allocation of employee benefits, income taxes, and certain other liabilities and obligations attributable to periods prior to the Spin-off. The executed agreements include the Distribution Agreement, Benefits and Compensation Matters Agreement, Tax Matters Agreement, several real estate matters agreements, Master Transition Services Agreement and a number of on-going commercial relationships. The Distribution Agreement provides for certain indemnifications and cross-indemnifications among Exelis, ITT and Xylem Inc. The indemnifications address a variety of subjects, including indemnification by ITT of Exelis in respect of certain asserted and unasserted asbestos or silica liability claims. Certain intercompany work orders and/or informal intercompany commercial arrangements have been converted into third-party contracts based on ITT’s standard terms and conditions.

For the three months ended March 31, 2012, charges incurred as a result of the services provided to Exelis by ITT and Xylem Inc. under the transaction service agreements, net of costs passed through to third parties, were $0.6 and charges related to the these agreements for services provided by Exelis to ITT and Xylem Inc., net costs passed through to third parties, were $0.2. At March 31, 2012 and December 31, 2011, total payables due from Exelis to ITT and Xylem Inc. were $11 and $10, respectively, and total receivables due to Exelis from ITT and Xylem Inc. were $94 and $42, respectively.

NOTE 18

Related Party Transactions and Parent Company Equity

The Consolidated and Combined Financial Statements have been prepared on a stand-alone basis. However, prior to October 31, 2011, they were derived from the consolidated financial statements and accounting records of ITT.

Allocation of General Corporate Expenses

Prior to October 31, 2011 these Consolidated and Combined Financial Statements included expense allocations for certain functions provided by ITT as well as other ITT employees not solely dedicated to Exelis, including, but not limited to, general corporate expenses related to finance, legal, information technology, human resources, communications, ethics and compliance, shared services, employee benefits and incentives, and share-based compensation. We were allocated $102, $108 and $93, for the 10 months ended October 30, 2011, and the years ended December 31, 2010 and 2009, respectively, of general corporate expenses incurred by ITT which are included within SG&A expenses in the Consolidated and Combined Statements of Operations.

Related Party Sales

Historically, we sold certain inventory to other ITT businesses. Total revenue related to these related party sales totaled $1, $1 and $2 for the 10 months ended October 31, 2011 and the years ended December 31, 2010 and 2009, respectively, included in our consolidated and combined statements of operations. We also purchased inventories from other ITT businesses. We recognized cost of revenues from the inventory purchased from ITT of $2, $6, and $5 for the 10 months ended October 31, 2011 and the years ended December 31, 2010 and 2009, respectively. The aggregate inventory on hand of purchases from other ITT businesses as of October 31, 2011 and December 31, 2010 was not significant.

Following the Spin-off, Exelis and ITT began operating independently of each other, and neither has any ownership interest in the other. In order to govern certain ongoing relationships between Exelis and ITT following the Spin-off and to provide mechanisms for an orderly transition, on October 25, 2011, Exelis, ITT, and Xylem Inc. executed the various agreements that will govern the ongoing relationships between and among the three companies after the Spin-off and provide for the allocation of employee benefits, income taxes, and certain other liabilities and obligations attributable to periods prior to the Spin-off. The executed agreements include the Distribution Agreement, Benefits and Compensation Matters Agreement, Tax Matters Agreement, several real estate matters agreements, Master Transition Services Agreement and a number of on-going commercial relationships. The Distribution Agreement provides for certain indemnifications and cross-indemnifications among Exelis, ITT and Xylem Inc. The indemnifications address a variety of subjects, including indemnification by ITT of Exelis in respect of certain asserted and unasserted asbestos or silica liability claims. These indemnifications include claims relating to the presence or alleged presence of asbestos or silica in products manufactured, repaired or sold prior to the Distribution Date, subject to limited exceptions with respect to certain employee claims. These indemnifications also include claims relating to the presence or alleged presence of asbestos or silica in the structure or material of any building or facility, subject to exceptions with respect to employee claims relating to Exelis or Xylem Inc. buildings or facilities. The indemnifications are absolute and indefinite. The indemnification associated with pending and future asbestos and silica claims does not expire. Certain intercompany work orders and/or informal intercompany commercial arrangements have been converted into third-party contracts based on ITT’s standard terms and conditions. Subsequent to Spin-off and through December 31, 2011, charges incurred as a result of the services provided to Exelis by ITT and Xylem Inc. under the transaction service agreements, net of costs passed through to third parties, were $1 and charges related to the these agreements for services provided by Exelis to ITT and Xylem Inc., net costs passed through to third parties, were $0.4. At December 31, 2011, total payables due from Exelis to ITT and Xylem Inc. were $10 and total receivables due to Exelis from ITT and Xylem Inc. were $42.

Distribution Agreement

We entered into a Distribution Agreement with ITT and Xylem Inc. which sets forth our agreements with ITT and Xylem Inc. regarding the principal actions needed to be taken in connection with our Spin-off from ITT. It also set forth other agreements that govern certain aspects of our relationship with ITT and Xylem Inc. following the Spin-off including, but not limited to, transfer of assets and assumption of liabilities, indemnification, and release of claims. Pursuant to the terms of the Distribution Agreement, (i) Exelis and ITT effected certain transfers of assets and assumed certain liabilities so that Exelis and ITT retained both the assets of and liabilities associated with their respective businesses, (ii) subject to certain exceptions, all agreements, arrangements, commitments and undertakings, including all intercompany accounts payable or accounts receivable, including intercompany indebtedness were terminated, novated or otherwise satisfied, effective no later than the Distribution Date, and (iii) Exelis and ITT effected a pro rata distribution of our common stock to ITT shareholders.

Benefits and Compensation Matters Agreement

We entered into a Benefits and Compensation Matters Agreement with ITT and Xylem Inc. that governs the respective rights, responsibilities and obligations of ITT, Xylem Inc. and us after the Spin-off with respect to transferred employees, defined benefit pension plans, defined contribution pension plans, non-qualified pension plans, employee welfare benefit plans, incentive plans, corporate-owned life insurance, stock options, foreign benefit plans, director plans and collective bargaining agreements.

Intellectual Property License Agreement

We entered into a Transitional Trademark License Agreement with ITT pursuant to which ITT grants us the exclusive right to use the ITT name and trademark in our business for a three to five year transitional period until we phase out the use of such trademark in the operation of our business. We also entered into a Technology License Agreement with ITT and Xylem Inc. pursuant to which we have licensed on a non-exclusive basis certain of our intellectual property (excluding trademarks) existing as of the Distribution Date to ITT and Xylem Inc. and their respective affiliates and in turn, both ITT and Xylem Inc. and their respective affiliates granted reciprocal licenses to us, each for use in our respective businesses.

Tax Matters Agreement

We entered into a Tax Matters Agreement with ITT and Xylem Inc. that governs the respective rights, responsibilities and obligations of ITT, Xylem Inc. and us after the Spin-off with respect to tax liabilities and benefits, tax attributes, tax contests and other tax sharing regarding U.S. Federal, state, local and foreign income taxes, other tax matters and related tax returns. We have joint and several liability with ITT and Xylem Inc. to the IRS for the consolidated U.S. Federal income taxes of the ITT consolidated group relating to the taxable periods in which we were part of that group. However, the Tax Matters Agreement specifies the portion, if any, of this tax liability for which we bear responsibility, and ITT and Xylem Inc. agree to indemnify us against any amounts for which we are not responsible. The Tax Matters Agreement also provides special rules for allocating tax liabilities in the event that the Spin-off is determined not to be tax-free. The Tax Matters Agreement provides for certain covenants that may restrict our ability to pursue strategic or other transactions that otherwise could maximize the value of our business and may discourage or delay a change of control. For example, unless we (or ITT, as applicable) were to receive a supplemental private letter ruling from the IRS or an unqualified opinion from a nationally recognized tax advisor, or ITT and Xylem Inc. were to grant us a waiver, we would be restricted until 2 years after the Spin-off is consummated from entering into transactions which would result in an ownership shift in the Company of more than 35% (measured by vote or value) or divestitures of certain businesses or entities which could impact the tax-free nature of the Spin-off. Though valid as between the parties, the Tax Matters Agreement is not binding on the IRS.

Real Estate Matters

We entered into a Master Assignment and Assumption of Lease Agreement pursuant to which ITT assigns lease agreements currently held in the name of ITT or certain of its subsidiaries to the party occupying and operating the relevant leased premises. We entered into a Master Lease Agreement pursuant to which ITT leases certain real estate to or from Exelis that is currently owned by ITT but currently occupied and operated by one or both parties, in each case for a limited term. We entered into a Master Sublease Agreement pursuant to which ITT subleases certain real estate to or from Exelis that is currently leased by ITT, or certain of its subsidiaries, but currently occupied and operated by one or both parties, in each case for a limited term to help ensure an orderly transition. The real estate matters agreements help ensure an orderly transition following the Spin-off.

Master Transition Services Agreement

We entered into a Master Transition Services Agreement with ITT and Xylem Inc., under which each of ITT and Xylem Inc. or their respective affiliates provides us with certain services, and we provide each of ITT and Xylem Inc. certain services, including information technology, financial, procurement, human resource, benefits support and other specified services from ITT and Xylem Inc. and including information technology, human resources and other specified services to ITT and Xylem Inc. We expect these services will be initially provided at cost with scheduled, escalating increases up to 10% and these services are planned to extend for a period of 3 to 24 months in most circumstances.

Subcontract Pending Novation

We entered into a subcontract with ITT pending the U.S. Government’s agreement to novate all of the U.S. Government contracts under which Exelis is obligated to fulfill the remaining terms. Pursuant to the terms of the subcontract, ITT is obligated to deposit all proceeds it receives under such government contracts into a bank account controlled by Exelis. We will work diligently with the U.S. Government to finalize the novation of these contracts and do not expect any disruptions in our business as a result of this process.

Parent Company Equity

Net transfers (to)/from the parent are included within parent company investment on the Consolidated and Combined Statements of Shareholders’ and Parent Company Equity prior to October 31, 2011 and the years ended December 31, 2010 and 2009. The components of the net transfers (to)/from parent are as follows:

	October 31, 2011	December 31, 2010	December 31, 2009
Intercompany sales and purchases, net	$2	$5	$3
Intercompany dividends(1)	(887)	(13)	(18)
Cash pooling and general financing activities	(149)	(841)	(991)
Cash transfers for acquisitions, divestitures and investments	—	(213)	1
Corporate allocations including income taxes	188	315	367
Accumulated other comprehensive loss transferred in connection with Spin-off(2)	1,587	—	—
Net liabilities transferred in connection with Spin-off	(1,169)	—	—

Total Net Transfers to parent	$(428)	$(747)	$(638)

(1)	Primarily represents the dividend paid to ITT in connection with the Spin-off.
(2)	Transfer of postretirement benefit plans from ITT in connection with Spin-off.

The components of net assets and liabilities transferred from ITT in connection with the Spin-off were as follows:

October 31, 2011
Receivables, net	$1
Plant, property and equipment, net	7
Deferred income taxes	840
Other assets	14

Total assets transferred	$862

Postretirement benefit plans	$2,047
Other liabilities	(16)

Total liabilities transferred	$2,031

Net liabilities transferred in connection with Spin-off	$1,169